Hedge accounting (Detail 6.2) - Hedges of net investments in foreign operations - Currency swap contract - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Gain Loss On Cash Flow Hedges Of Forecast Transactions Recognized In Earnings [Line Items]
Changes in fair value of hedging instruments	$ (142)	$ 205
Changes in fair value of hedged items	134	(205)
Effective portion of changes in fair value of hedging instruments recognised in Foreign currency translation OCI	(134)	181
Net gains / (losses) related to hedge ineffectiveness recognized in Other net income from financial instruments measured at fair value through profit or loss	(8)	24
UBS AG
Gain Loss On Cash Flow Hedges Of Forecast Transactions Recognized In Earnings [Line Items]
Changes in fair value of hedging instruments	(153)	199
Changes in fair value of hedged items	144	(199)
Effective portion of changes in fair value of hedging instruments recognised in Foreign currency translation OCI	(144)	181
Net gains / (losses) related to hedge ineffectiveness recognized in Other net income from financial instruments measured at fair value through profit or loss	$ (8)	$ 18